Pension Plans and Other Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Funded plans with assets less than ABO
Plan assets	$ 103	$ 89
Accumulated benefit obligations	184	158
Projected benefit obligations	227	189
Unfunded plans
Accumulated benefit obligations	57	64
Projected benefit obligations	58	69
Domestic plans [Member]
Funded plans with assets less than ABO
Plan assets	70	57
Accumulated benefit obligations	102	73
Projected benefit obligations	137	97
Unfunded plans
Accumulated benefit obligations	16	11
Projected benefit obligations	16	16
Foreign plans [Member]
Funded plans with assets less than ABO
Plan assets	33	32
Accumulated benefit obligations	82	85
Projected benefit obligations	90	92
Unfunded plans
Accumulated benefit obligations	41	53
Projected benefit obligations	$ 42	$ 53